Federated Stock Trust


Supplement to current Statement of Additional Information

   1. Please replace the section entitled "CUSTODIAN" with the following:

           CUSTODIAN

           The Bank of New York, New York, New York is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by The Bank of New York.



   2. Under the section entitled "Addresses" please replace the address entitled "CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT" with the following:



           CUSTODIAN

           The Bank of New York

           One Wall Street

           New York, NY 10286

           TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

           State Street Bank and Trust Company

           P.O. Box 8600

           Boston, MA 02266-8600



   3. Under the section entitled "Appendix", please replace "CUSTODIAN" with the following:

           CUSTODIAN

           The Bank of New York



                                                           November 13, 2007






   Federated Securities Corp., Distributor

   Cusip 313900102
   37611 (11/07)


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